S000057700 [Member] Shareholder Fees	Mar. 31, 2026 USD ($)
ClearBridge Large Cap Growth Select ETF | ClearBridge Large Cap Growth Select ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0